Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc.

February 29, 2020 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 92.60%			Common Stock (continued)
Communication Services - 5.46%			Industrials (continued)
AT&T	58,000	$2,042,760	Waste Management	18,400	$2,038,904
Century Communications =†	500,000	0			5,887,888
Comcast Class A	2,666	107,786	Information Technology - 10.88%
Verizon Communications	34,600	1,873,936	Broadcom	7,100	1,935,602
		4,024,482	Cisco Systems	39,200	1,565,256
Consumer Discretionary - 5.32%			Intel	35,200	1,954,304
Dollar Tree †	22,500	1,868,175	Microsoft	3,431	555,856
Lowe’s	19,300	2,056,801	Oracle	40,700	2,013,022
		3,924,976			8,024,040
Consumer Staples - 7.63%			Materials - 2.21%
Archer-Daniels-Midland	46,700	1,758,255	DuPont de Nemours	38,032	1,631,573
Conagra Brands	69,763	1,861,974			1,631,573
Mondelez International			REIT Healthcare - 0.62%
Class A	38,100	2,011,680	Healthpeak Properties	6,400	202,496
		5,631,909	Sabra Health Care REIT	3,000	58,650
Energy - 8.29%			Welltower	2,592	193,933
ConocoPhillips	33,400	1,617,228			455,079
Halliburton	85,259	1,445,993	REIT Hotel - 0.52%
Marathon Oil	160,000	1,324,800	MGM Growth Properties
Occidental Petroleum	52,700	1,725,398	Class A	6,299	180,781
		6,113,419	VICI Properties	8,069	202,209
Financials - 12.57%					382,990
Allstate	17,400	1,831,350	REIT Industrial - 0.21%
American International			Prologis	1,822	153,558
Group	39,900	1,682,184
Bank of New York Mellon	46,200	1,843,380			153,558
Hercules Capital	7,218	95,278	REIT Mall - 0.20%
Marsh & McLennan	19,500	2,038,920	Simon Property Group	1,193	146,834
Truist Financial	38,600	1,781,004			146,834
		9,272,116	REIT Manufactured Housing - 0.35%
Healthcare - 21.43%			Sun Communities	1,689	258,214
Abbott Laboratories	24,700	1,902,641			258,214
Brookdale Senior Living †	343,155	2,254,528	REIT Mortgage - 0.47%
Cardinal Health	40,400	2,105,648	Annaly Capital Management	38,832	344,052
Cigna	10,608	1,940,628			344,052
CVS Health	29,200	1,728,056
Johnson & Johnson	15,000	2,017,200	REIT Multifamily - 3.79%
Merck & Co.	25,500	1,952,280	Bluerock Residential Growth
Pfizer	57,089	1,907,914	REIT	11,500	119,485
			Brookfield Property Partners	2	33
		15,808,895	Equity Residential	26,557	1,994,431
Industrials - 7.98%			Essential Properties Realty
Northrop Grumman	6,200	2,038,808	Trust	16,360	374,808
Raytheon	9,600	1,810,176	Grainger	14,052	53,734
			Invitation Homes	4,300	123,367

(continues) NQ-DDF [2/20] 4/20 (1139462) 1

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)

	Number of	Value		Principal	Value
	shares	(US $)		amount°	(US $)
Common Stock (continued)			Convertible Bonds - 5.63%
REIT Multifamily (continued)			Capital Goods - 0.13%
NexPoint Residential Trust	3,000	$133,500	Aerojet Rocketdyne Holdings 2.25%
		2,799,358	exercise price $26.00, maturity
REIT Office - 0.91%			date 12/15/23	51,000	$98,434
Alpine Income Property Trust	13,727	252,577			98,434
Postal Realty Trust Class A	12,497	201,202	Communications - 0.80%
VEREIT	25,000	216,500	DISH Network 2.375% exercise
		670,279	price $82.22, maturity date
			3/15/24	181,000	168,949
REIT Self-Storage - 0.24%			GCI Liberty 144A 1.75% exercise
National Storage Affiliates			price $370.52, maturity date
Trust	5,361	180,880	9/30/46 #	146,000	205,130
		180,880	InterDigital 144A 2.00% exercise
REIT Shopping Center - 0.50%			price $81.29, maturity date
Brixmor Property Group	12,308	224,129	6/1/24 #	126,000	125,937
First Capital Real Estate			Liberty Media 2.25% exercise price
Investment Trust	5,504	82,094	$34.07, maturity date 9/30/46	170,000	92,266
SITE Centers	5,722	65,860			592,282
		372,083	Consumer Cyclical - 0.30%
REIT Single Tenant - 0.41%			Meritor 3.25% exercise price
Spirit Realty Capital	2,140	97,370	$39.92, maturity date 10/15/37	75,000	78,302
STORE Capital	6,200	203,732	Team 5.00% exercise price $21.70,
			maturity date 8/1/23	145,000	141,414
		301,102			219,716
Utilities - 2.61%			Consumer Non-Cyclical - 0.97%
Edison International	28,700	1,928,353	BioMarin Pharmaceutical 0.599%
		1,928,353	exercise price $124.67, maturity
			date 8/1/24	105,000	115,238
Total Common Stock			Chefs’ Warehouse 144A 1.875%
(cost $60,640,356)		68,312,080	exercise price $44.20, maturity
			date 12/1/24 #	61,000	60,352
Convertible Preferred Stock - 1.15%			Collegium Pharmaceutical 2.625%
AMG Capital Trust II 5.15%			exercise price $29.19, maturity
exercise price $195.47,			date 2/15/26	28,000	31,028
maturity date 10/15/37	2,953	137,316	Integra LifeSciences Holdings 144A
Bank of America 7.25%			0.50% exercise price $73.67,
exercise price $50.00 y	96	144,000	maturity date 8/15/25 #	98,000	96,452
El Paso Energy Capital Trust I			Paratek Pharmaceuticals 4.75%
4.75% exercise price			exercise price $15.90, maturity
$34.49, maturity date			date 5/1/24	177,000	146,058
3/31/28	4,121	210,087	Vector Group 1.75% exercise price
Lyondellbasell Advanced			$20.27, maturity date 4/15/20 •	262,000	263,440
Polymers 6.00% exercise
price $52.33 y	199	207,756			712,568
QTS Realty Trust 6.50%			Electric - 0.18%
exercise price $46.94 y	1,120	145,365	NRG Energy 2.75% exercise price
			$47.74, maturity date 6/1/48	128,000	135,649
Total Convertible Preferred Stock					135,649
(cost $707,495)		844,524

2 NQ-DDF [2/20] 4/20 (1139462)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Convertible Bonds (continued)			Convertible Bonds (continued)
Energy - 0.77%			Technology (continued)
Cheniere Energy 4.25% exercise			Quotient Technology 1.75% exercise
price $138.38, maturity date			price $17.36, maturity date
3/15/45	259,000	$190,315	12/1/22	127,000	$125,214
Helix Energy Solutions Group 4.25%			Retrophin 2.50% exercise price
exercise price $13.89, maturity			$38.80, maturity date 9/15/25	129,000	104,658
date 5/1/22	218,000	215,147	Synaptics 0.50% exercise price
PDC Energy 1.125% exercise price			$73.02, maturity date 6/15/22	49,000	54,936
$85.39, maturity date 9/15/21	172,000	159,664	Verint Systems 1.50% exercise price
		565,126	$64.46, maturity date 6/1/21	140,000	150,093
Financials - 0.36%			Vishay Intertechnology 2.25%
			exercise price $31.44, maturity
FTI Consulting 2.00% exercise price			date 6/15/25	113,000	112,085
$101.38, maturity date 8/15/23	89,000	112,799
GAIN Capital Holdings 5.00%					1,250,451
exercise price $8.20, maturity			Total Convertible Bonds
date 8/15/22	154,000	154,200	(cost $4,046,685)		4,155,935
		266,999
Industrials - 0.24%			Corporate Bonds - 39.35%
Chart Industries 144A 1.00%			Automotive - 0.63%
exercise price $58.73, maturity			Allison Transmission 144A 5.875%
date 11/15/24 #	85,000	99,545	6/1/29 #	430,000	467,011
Dycom Industries 0.75% exercise					467,011
price $96.89, maturity date			Banking - 1.93%
9/15/21	80,000	75,439	Ally Financial 5.75% 11/20/25	435,000	492,050
		174,984	Credit Suisse Group 144A 6.25%
REIT -0.19%			#µy	200,000	215,611
Blackstone Mortgage Trust 4.75%			Popular 6.125% 9/14/23	280,000	294,466
exercise price $36.23, maturity			Royal Bank of Scotland Group
date 3/15/23	134,000	139,726	8.625% µy	400,000	423,910
		139,726			1,426,037
Technology - 1.69%			Basic Industry - 5.07%
Boingo Wireless 1.00% exercise			BMC East 144A 5.50% 10/1/24 #	125,000	129,114
price $42.32, maturity date			Boise Cascade 144A 5.625%
10/1/23	169,000	155,106	9/1/24 #	275,000	284,739
CSG Systems International 4.25%			Chemours 5.375% 5/15/27	190,000	163,443
exercise price $56.87, maturity			FMG Resources August 2006
date 3/15/36	139,000	150,523	144A 4.75% 5/15/22 #	105,000	107,044
Knowles 3.25% exercise price			144A 5.125% 5/15/24 #	180,000	186,600
$18.43, maturity date 11/1/21	103,000	116,790	Freeport-McMoRan
Ligand Pharmaceuticals 0.75%			4.55% 11/14/24	170,000	172,479
exercise price $248.48, maturity			5.45% 3/15/43	185,000	179,931
date 5/15/23	87,000	75,926
ON Semiconductor 1.625% exercise			HD Supply 144A 5.375%
price $20.72, maturity date			10/15/26 #	170,000	178,257
10/15/23	49,000	58,555	Hudbay Minerals 144A 7.625%
Pluralsight 144A 0.375% exercise			1/15/25 #	180,000	173,775
price $38.76, maturity date			Joseph T Ryerson & Son 144A
3/1/24 #	163,000	146,565	11.00% 5/15/22 #	110,000	114,401
			Koppers 144A 6.00% 2/15/25 #	215,000	212,310

(continues) NQ-DDF [2/20] 4/20 (1139462) 3

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Basic Industry (continued)			Communications (continued)
Lennar			T-Mobile USA
4.50% 4/30/24	195,000	$207,512	6.375% 3/1/25 =	85,000	$0
4.75% 5/30/25	95,000	102,858	6.50% 1/15/26	305,000	321,668
5.875% 11/15/24	80,000	87,569	6.50% 1/15/26 =	220,000	0
NOVA Chemicals 144A 5.00%			Zayo Group
5/1/25#	130,000	127,021	144A 5.75% 1/15/27 #	75,000	76,901
Olin			6.375% 5/15/25	250,000	256,146
5.00% 2/1/30	175,000	168,989			2,560,475
5.125% 9/15/27	195,000	196,954	Consumer Cyclical - 1.86%
PulteGroup 5.00% 1/15/27	100,000	110,020	AMC Entertainment Holdings
Standard Industries			6.125% 5/15/27	235,000	188,593
144A 4.75% 1/15/28 #	335,000	345,528	KAR Auction Services 144A 5.125%
144A 6.00% 10/15/25 #	50,000	52,375	6/1/25 #	95,000	97,801
Steel Dynamics 5.00% 12/15/26	280,000	297,539	MGM Resorts International 5.75%
Univar Solutions USA 144A 5.125%			6/15/25	46,000	50,485
12/1/27#	140,000	141,687	Penn National Gaming 144A
		3,740,145	5.625% 1/15/27 #	215,000	223,137
Capital Goods - 2.91%			Scientific Games International 144A
Ardagh Packaging Finance 144A			8.25% 3/15/26 #	250,000	258,594
6.00% 2/15/25 #	240,000	250,800	William Carter 144A 5.625%
Ashtead Capital 144A 5.25%			3/15/27 #	160,000	170,600
8/1/26#	530,000	569,333	Yum! Brands 144A 4.75%
Bombardier 144A 6.00%			1/15/30 #	370,000	384,600
10/15/22#	325,000	319,109			1,373,810
Crown Americas 4.75% 2/1/26	285,000	294,718	Consumer Non-Cyclical - 2.52%
Mauser Packaging Solutions Holding			Aramark Services 144A 5.00%
144A 5.50% 4/15/24 #	310,000	307,678	2/1/28 #	345,000	360,732
144A 7.25% 4/15/25 #	105,000	102,026	Cott Holdings 144A 5.50%
TransDigm 144A 6.25% 3/15/26 #	125,000	132,578	4/1/25 #	260,000	266,608
Zekelman Industries 144A 9.875%			JBS USA
6/15/23#	165,000	173,064	144A 5.75% 6/15/25 #	170,000	174,533
		2,149,306	144A 6.50% 4/15/29 #	160,000	173,848
Communications - 3.47%			144A 6.75% 2/15/28 #	20,000	21,723
Altice France 144A 7.375%			Pilgrim’s Pride
5/1/26#	420,000	441,231	144A 5.75% 3/15/25 #	315,000	321,862
Front Range BidCo 144A 4.00%			144A 5.875% 9/30/27 #	65,000	67,480
3/1/27#	350,000	340,594	Post Holdings
Level 3 Financing 144A 3.875%			144A 5.00% 8/15/26 #	100,000	102,185
11/15/29#	267,000	283,754	144A 5.625% 1/15/28 #	180,000	188,471
SBA Communications 4.875%			144A 5.75% 3/1/27 #	170,000	177,304
9/1/24	345,000	355,279			1,854,746
Sprint			Energy - 3.67%
7.125% 6/15/24	190,000	216,204	Cheniere Corpus Christi Holdings
7.625% 3/1/26	10,000	11,844	5.125% 6/30/27	40,000	43,508
7.875% 9/15/23	103,000	117,978	5.875% 3/31/25	80,000	88,978
Sprint Communications 7.00%
8/15/20	136,000	138,876	7.00% 6/30/24	200,000	226,576
			Cheniere Energy Partners 5.25%
			10/1/25	175,000	175,877

4 NQ-DDF [2/20] 4/20 (1139462)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Energy (continued)			Healthcare (continued)
Crestwood Midstream Partners			Tenet Healthcare
6.25% 4/1/23	225,000	$214,264	8.125% 4/1/22	255,000	$276,734
Energy Transfer Operating 5.50%					2,948,946
6/1/27	115,000	130,390
Genesis Energy 6.50% 10/1/25	40,000	33,788	Insurance - 1.65%
Hilcorp Energy I 144A 5.00%			Centene
12/1/24 #	97,000	76,913	144A 3.375% 2/15/30 #	245,000	245,306
Murphy Oil 5.875% 12/1/27	240,000	234,559	144A 4.625% 12/15/29 #	165,000	176,855
Murphy Oil USA 5.625% 5/1/27	415,000	439,756	144A 5.375% 8/15/26 #	275,000	289,781
Newfield Exploration 5.375%			HUB International 144A 7.00%
1/1/26	275,000	291,849	5/1/26 #	210,000	212,620
NuStar Logistics 5.625% 4/28/27	160,000	163,528	USI 144A 6.875% 5/1/25 #	295,000	294,372
Precision Drilling 144A 7.125%					1,218,934
1/15/26 #	40,000	37,034	Media - 4.71%
Southwestern Energy 7.75%			AMC Networks 4.75% 8/1/25	370,000	369,550
10/1/27	220,000	167,206	CCO Holdings
Summit Midstream Holdings 5.75%			144A 4.50% 8/15/30 #	175,000	177,297
4/15/25	10,000	7,429	144A 5.125% 5/1/27 #	120,000	124,986
Targa Resources Partners 5.375%			144A 5.375% 6/1/29 #	170,000	181,314
2/1/27	300,000	308,055	144A 5.875% 5/1/27 #	190,000	198,821
Transocean Proteus 144A 6.25%			CSC Holdings
12/1/24 #	63,000	63,814
			6.75% 11/15/21	230,000	243,862
		2,703,524	144A 7.75% 7/15/25 #	200,000	210,998
Financials - 0.92%			Gray Television
AerCap Global Aviation Trust 144A			144A 5.875% 7/15/26 #	290,000	298,787
6.50% 6/15/45 #µ	200,000	215,520	144A 7.00% 5/15/27 #	55,000	59,763
E*TRADE Financial 5.875% µy	425,000	462,853	Lamar Media 5.75% 2/1/26	167,000	173,997
		678,373	Netflix 5.875% 11/15/28	365,000	411,045
Healthcare - 4.00%			Sinclair Television Group 144A
Bausch Health 144A 5.50%			5.125% 2/15/27 #	195,000	194,093
11/1/25 #	465,000	479,724	Sirius XM Radio
Charles River Laboratories			144A 5.00% 8/1/27 #	395,000	414,000
International			144A 5.375% 4/15/25 #	205,000	210,723
144A 4.25% 5/1/28 #	140,000	141,141	VTR Finance 144A 6.875%
144A 5.50% 4/1/26 #	330,000	347,737	1/15/24 #	200,000	204,333
CHS 144A 6.625% 2/15/25 #	140,000	143,150			3,473,569
Encompass Health			Real Estate Investment Trusts - 0.81%
5.75% 11/1/24	173,000	174,888	ESH Hospitality
5.75% 9/15/25	120,000	124,450	144A 4.625% 10/1/27 #	90,000	87,917
HCA			144A 5.25% 5/1/25 #	290,000	292,295
5.375% 2/1/25	405,000	448,572	GLP Capital 5.375% 4/15/26	110,000	124,369
5.875% 2/15/26	165,000	186,570	MGM Growth Properties Operating
7.58% 9/15/25	80,000	95,600	Partnership 5.75% 2/1/27	85,000	93,181
Hill-Rom Holdings 144A 5.00%					597,762
2/15/25 #	180,000	187,221
Hologic 144A 4.625% 2/1/28 #	160,000	166,409	Services - 1.14%
Tenet Healthcare			Advanced Disposal Services 144A
5.125% 5/1/25	175,000	176,750	5.625% 11/15/24 #	215,000	224,839
			Covanta Holding 5.875% 7/1/25	210,000	215,862

(continues) NQ-DDF [2/20] 4/20 (1139462) 5

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)

	Principal	Value		Number of	Value
	amount°	(US $)		shares	(US $)
Corporate Bonds (continued)			Preferred Stock (continued)
Services (continued)			Washington Prime Group
Prime Security Services Borrower			6.875%	979	$15,077
144A 5.75% 4/15/26 #	220,000	$229,212	Total Preferred Stock
Service Corp. International 4.625%			(cost $299,430)		309,036
12/15/27	159,000	166,922
		836,835	Short-Term Investments - 7.85%
Technology & Electronics - 2.46%			Money Market Mutual Funds - 7.85%
CDK Global			BlackRock
5.00% 10/15/24	175,000	190,171	FedFund - Institutional
5.875% 6/15/26	236,000	247,363	Shares (seven-day effective
CDW Finance 5.00% 9/1/25	95,000	98,077	yield 1.49%)	1,157,954	1,157,954
CommScope Technologies 144A			Fidelity Investments Money
5.00% 3/15/27 #	100,000	90,743	Market Government
Infor US 6.50% 5/15/22	185,000	185,882	Portfolio - Class I
Iron Mountain US Holdings 144A			(seven-day effective yield
5.375% 6/1/26 #	246,000	255,310	1.46%)	1,157,954	1,157,954
RP Crown Parent 144A 7.375%			GS Financial Square
10/15/24 #	20,000	20,742	Government
			Fund - Institutional Shares
Sensata Technologies UK Financing			(seven-day effective yield
144A 6.25% 2/15/26 #	200,000	209,530	1.47%)	1,157,954	1,157,954
SS&C Technologies 144A 5.50%			Morgan Stanley Government
9/30/27 #	490,000	516,644	Portfolio - Institutional
		1,814,462	Share Class (seven-day
Transportation - 0.09%			effective yield 1.45%)	1,157,954	1,157,954
Avis Budget Car Rental 144A			State Street Institutional US
6.375% 4/1/24 #	65,000	65,514	Government Money Market
			Fund - Investor Class
		65,514	(seven-day effective yield
Utilities - 1.51%			1.45%)	1,157,954	1,157,954
AES			Total Short-Term
5.50% 4/15/25	160,000	164,066	Investments
6.00% 5/15/26	25,000	25,770	(cost $5,789,770)		5,789,770
Calpine 144A 5.25% 6/1/26 #	190,000	188,803
Emera 6.75% 6/15/76 µ	180,000	208,954	Total Value of
Enel 144A 8.75% 9/24/73 #µ	200,000	233,020	Securities - 147.00%
Vistra Operations			(cost $99,837,391)		108,436,544
144A 5.50% 9/1/26 #	205,000	207,855
144A 5.625% 2/15/27 #	85,000	87,282	Borrowing Under Line of
		1,115,750	Credit - (47.45%)		(35,000,000)
			Receivables and Other
Total Corporate Bonds			Assets Net of
(cost $28,353,655)		29,025,199	Liabilities - 0.45%		331,697

	Number of		Net Assets Applicable to
			7,688,158 Shares
	shares		Outstanding - 100.00%		$73,768,241
Preferred Stock - 0.42%
Bank of America 6.50% µ	220,000	242,959	# Security exempt from registration under Rule 144A of the Securities
GMAC Capital Trust I			Act of 1933, as amended. At Feb. 29, 2020, the aggregate value
7.477% (LIBOR03M +			of Rule 144A securities was $17,518,414, which represents 23.75%
5.785%) 2/15/40 •	2,000	51,000	of the Fund’s net assets.

6 NQ-DDF [2/20] 4/20 (1139462)

(Unaudited)

=	The value of this security was determined using significant unobservable	a published reference rate and spread but are determined by the
	inputs and is reported as a Level 3 security.	issuer or agent and are based on current market conditions, or for
°	Principal amount shown is stated in USD unless noted that the security	mortgage-backed securities,are impacted by the individual mortgages
	is denominated in another currency.	which are paying off over time. These securities do not indicate a
µ	Fixed to variable rate investment. The rate shown reflects the fixed	reference rate and spread in their description above.
rate in effect at Feb. 29, 2020. Rate will reset at a future date.
y No contractual maturity date.		Summary of abbreviations:
†	Non-income producing security.	GS - Goldman Sachs
• Variable rate investment. Rates reset periodically. Rate shown reflects		ICE - Intercontinental Exchange
	the rate in effect at Feb. 29, 2020. For securities based on a published	LIBOR - London interbank offered rate
	reference rate and spread,the reference rate and spread are indicated	LIBOR03M - ICE LIBOR USD 3 Month
	intheirdescriptionabove. Thereferenceratedescriptions(i. e. LIBOR03M,	LIBOR06M - ICE LIBOR USD 6 Month
	LIBOR06M,etc. ) used in this report are identical for different securities,	REIT - Real Estate Investment Trust
	but the underlying reference rates may differ due to the timing of	USD - US Dollar
the reset period. Certain variable rate securities are not based on

NQ-DDF [2/20] 4/20 (1139462) 7